Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ECOLAB INC.
Entity Central Index Key	0000031462
Amendment Flag	false
ECOLAB SAVINGS PLAN AND ESOP
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false